Income taxes - Unrecognized deferred tax assets (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Unrecognized deferred tax asset	$ 177,180,704	$ 150,144,726
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits
Unrecognized deferred tax asset	161,871,672	137,626,777
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits
Unrecognized deferred tax asset	176,606	177,577
Scientific Research & Experimental Development
Disclosure of temporary difference, unused tax losses and unused tax credits
Unrecognized deferred tax asset	$ 15,132,426	$ 12,340,372